Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Schedules of concentration of risks
	Year Ended June 30,
	2017	2016
Customer A	34%	-
Customer B	22%	-
Customer C	18%	-
Customer D	0%	86%

	Year Ended June 30,
	2017	2016
Customer A	25%	-
Customer B	17%	-
Customer C	18%	-
Customer D	0%	69%

Schedule of inventory
	June 30,
	2017	2016
Raw materials	$442,000	$77,000
Work in process	442,000	-
Finished goods	738,000	647,000
Reserve	(310,000)	(199,000)
	$1,312,000	$525,000

Schedule of fixed assets and depreciation expense
	Estimated Useful Lives	As of December 31,	As of June 30,
	in years	2017	2017

Manufacturing equipment	2 - 5	$423,000	$405,000
Leasehold improvements	3	111,000	111,000
Office equipment, furniture and other	2 - 5	344,000	287,000
Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation and amortization		(407,000)	(246,000)
Fixed assets, net		$561,000	$647,000

	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Depreciation and amortization expense	$81,000	$26,000	$161,000	$45,000

	Estimated	June 30,
	Useful Lives in years	2017	2016

Office equipment, furniture and other	2 - 5	$405,000	$201,000
Lab equipment	3 - 5	111,000	90,000
Leasehold improvements	3	287,000	45,000
Manufacturing equipment	2 - 5	90,000	7,000
Less accumulated depreciation and amortization		(246,000)	(112,000)

Fixed assets, net		$647,000	$231,000

Schedule of depreciation expense
	Year Ended June 30,
	2017	2016

Depreciation expense	$134,000	$51,000

Schedule of patents
	June 30,
	2017	2016

Patents	$880,000	$880,000
Less accumulated amortization	(609,000)	(583,000)

Patents, net	$271,000	$297,000

Schedule of amortization expense
	Year Ended June 30,
	2017	2016

Amortization expense	$26,000	$332,000

Patents [Member]
Schedule of patents
	As of December 31,	As of June 30,
	2017	2017

Patents	$380,000	$380,000
Less accumulated amortization	(121,000)	(109,000)
Patents, net	$259,000	$271,000

Schedule of amortization expense
	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Amortization expense	$6,000	$6,000	$12,000	$13,000

Schedule of future amortization
2018	$25,000
2019	25,000
2020	25,000
2021	25,000
2022	25,000
Thereafter	146,000
$271,000